Stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2017
Stock-based compensation
Schedule of summary of outstanding stock options activity

	Options Outstanding
			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term	Aggregate
	Shares	Price	(Years)	Intrinsic Value
				(in thousands)
Outstanding—January 1, 2017	3,249,784	$11.00	6.89	$—
Granted	2,943,200	$3.44
Forfeited and cancelled	(53,337)	$8.28
Exercised	—	—
Outstanding—June 30, 2017	6,139,647	$7.40	8.02	$14,417
Vested and exercisable—June 30, 2017	1,758,858	$10.63	5.68	$1,924

Schedule of stock-based compensation

We recognized stock‑based compensation expense for employees and directors for stock options and RSUs in the accompanying unaudited consolidated statements of operations as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2017	2016	2017	2016
Research and development	$281	$(87)	$498	$196
General and administrative	1,082	1,177	2,035	2,222
Total stock-based compensation	$1,363	$1,090	$2,533	$2,418

Schedule of assumptions for estimating fair value of stock option awards

	Six Months Ended
	June 30,
	2017	2016
Expected term (in years)	5.95	5.87
Risk-free interest rate	1.78% - 2.26%	1.3% - 1.6%
Expected volatility	78.2% - 81.8%	78.1% - 83.6%
Dividend rate	—%	—%

Schedule of summary of unvested RSUs

Number of
Shares
Unvested—January 1, 2017	184,000
Granted	40,000
Forfeited	(2,000)
Vested	—
Unvested—June 30, 2017	222,000